Consolidated Statements of Cash Flows (JPY ¥) In Millions	12 Months Ended
	Mar. 31, 2011	Mar. 31, 2010	Mar. 31, 2009
Cash flows from operating activities (note 23):
Net income (loss)	¥ 303,126	¥ (84,391)	¥ (795,120)
Adjustments to reconcile net income (loss) to net cash provided by operating activities:
Depreciation	382,732	441,697	478,759
Amortization	115,037	116,065	178,164
Impairment losses for long-lived assets	35,170	25,196	128,400
Deferred income taxes	3,952	60,440	403,968
Equity in net loss of affiliated companies	20,142	58,186	162,205
Gain on sale of investments in securities and other	(72,987)	(6,061)	(1,353)
Impairment of investments in securities	11,407	9,585	45,016
Loss on disposal of rental assets and other property	4,387	22,670	24,483
(Increase) decrease in receivables	121,606	(138,785)	342,008
(Increase) decrease in inventories	(171,275)	205,848	(57,206)
Decrease in prepaid expenses and other current assets	1,964	8,687	12,772
Increase (decrease) in payables	47,512	62,295	(359,230)
Increase (decrease) in accrued expenses and retirement and severance benefits	22,871	69,724	(27,050)
Increase (decrease) in accrued income taxes	3,066	17,249	(76,343)
Increase (decrease) in other liabilities	(26,118)	(83,519)	39,711
Net change in inventory-related receivables from financial services	19,523	(17,935)	2,117
Other	19,439	31,348	57,646
Net cash provided by operating activities	841,554	798,299	558,947
Cash flows from investing activities (note 23):
Capital expenditures	(254,460)	(286,259)	(422,109)
Purchase of intangible assets	(95,500)	(85,092)	(107,949)
Purchase of tangible assets and software to be leased	(268,446)	(271,341)	(357,079)
Proceeds from disposal of property, plant and equipment	27,427	20,821	13,110
Proceeds from disposal of tangible assets and software to be leased	19,866	22,672	33,401
Collection of investments in leases	286,356	172,327	234,984
Purchase of investments in securities and shares of newly consolidated subsidiaries	(122,555)	(156,989)	(60,337)
Proceeds from sale of investments in securities and shares of consolidated subsidiaries resulting in deconsolidation	147,941	27,410	112,771
Refund of deposit received for sale of investment in affiliated company	(43,550)
Other	42,575	25,856	3,200
Net cash used in investing activities	(260,346)	(530,595)	(550,008)
Cash flows from financing activities (note 23):
Increase (decrease) in short-term debt, net	75,535	(551,044)	314,899
Proceeds from long-term debt	179,324	656,768	467,341
Payments on long-term debt	(790,328)	(565,212)	(441,550)
Proceeds from issuance of common stock		252,420
Proceeds from sale of common stock by subsidiaries	415	504	900
Dividends paid to Hitachi, Ltd. stockholders	(22,466)	(134)	(19,826)
Dividends paid to noncontrolling interests	(19,575)	(24,852)	(28,406)
Acquisition of common stock for treasury	(183)	(115)	(841)
Proceeds from sales of treasury stock	52	65	564
Purchase of shares of consolidated subsidiaries from noncontrolling interest holders	(3,043)	(261,113)
Proceeds from sale of shares of consolidated subsidiaries to noncontrolling interest holders	229	1,886
Other	(4,136)	(11,517)	(8,693)
Net cash provided by (used in) financing activities	(584,176)	(502,344)	284,388
Effect of consolidation of securitization entities upon initial adoption of the amended provisions of ASC 810 (note 6)	12,030
Effect of exchange rate changes on cash and cash equivalents	(31,836)	4,298	(46,361)
Net increase (decrease) in cash and cash equivalents	(22,774)	(230,342)	246,966
Cash and cash equivalents at beginning of year	577,584	807,926	560,960
Cash and cash equivalents at end of year	¥ 554,810	¥ 577,584	¥ 807,926